Other assets (Favorable contracts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets- Favorable contracts
Balance at beginning of period	$ 357.3	$ 357.3	$ 357.3	$ 357.3	$ 357.3
Accumulated amortization			(316.9)	(271.8)	(226.7)
Net carrying amount			$ 40.4	$ 85.5	$ 130.6
Amortization of favorable contracts	(45.1)	(45.1)
Balance at end of period	$ 357.3	$ 357.3